Interim condensed consolidated statement of changes in equity - EUR (€) € in Thousands	Total		Employee Share	Allego Shareholders	Private Investment in Public Entity (“PIPE”) Investor	Total	Total Employee Share	Total Allego Shareholders	Total Private Investment in Public Entity (“PIPE”) Investor	Share capital	Share capital Employee Share	Share capital Allego Shareholders	Share capital Private Investment in Public Entity (“PIPE”) Investor	Share premium (restated)1 [1]	Share premium (restated)1 Allego Shareholders	[1]	Share premium (restated)1 Private Investment in Public Entity (“PIPE”) Investor	[1]	Reserves	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2021	€ (76,651)					€ (76,651)				€ 1				€ 61,888					€ 4,195	€ (142,735)	€ 0
Changes in Stock Holders Equity [Roll Forward]
Loss for the half-year	(247,075)	[2]				(246,913)														(246,913)	(162)
Other comprehensive income	(33)	[3]				(33)													(33)
Total comprehensive income/(loss) for the half-year, net of tax	(247,108)	[3]				(246,946)													(33)	(246,913)	(162)
Other changes in reserves	0					0													338	(338)
Shareholder loan equity conversion share premium				€ 101,931				€ 101,931				€ 28,311			€ 73,620
Equity contribution (Spartan shareholders)	87,597					87,597				1,789				85,808
Equity contribution (PIPE financing)					€ 132,690				€ 132,690				€ 1,800				€ 130,890
Equity contribution (Private warrants exercise)	13,854					13,854				160				13,694
Share-based payment expenses	79,985					79,985														79,985
Non-controlling interests on acquisition of subsidiary	1,341																				1,341
Ending balance at Jun. 30, 2022	93,639					92,460				32,061				365,900					4,500	(310,001)	1,179
Beginning balance at Dec. 31, 2022	27,758					27,013				32,061				365,900					(6,860)	(364,088)	745
Changes in Stock Holders Equity [Roll Forward]
Loss for the half-year	(38,943)					(38,811)														(38,811)	(132)
Other comprehensive income	(6,417)					(6,417)													(6,417)
Total comprehensive income/(loss) for the half-year, net of tax	(45,360)					(45,228)													(6,417)	(38,811)	(132)
Other changes in reserves	0					0													(1,098)	1,098
Share-based payment expenses	4,945		€ 1			4,945	€ 1				€ 1									4,945
Ending balance at Jun. 30, 2023	€ (12,656)					€ (13,269)				€ 32,062				€ 365,900					€ (14,375)	€ (396,856)	€ 613

[1]	Refer to Note 2.3 for details regarding the restatement of comparative figures as a result of prior period error correction
[2]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies
[3]	Refer to Note 2.3.2 for details regarding the restatement of comparative figures as a result of changes in accounting policies